MFS(R) INSTITUTIONAL TRUST

                     MFS INSTITUTIONAL LARGE CAP VALUE FUND


      SUPPLEMENT TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION ("SAI")



Section II of the SAI is hereby restated for the MFS Institutional Large Cap Value Fund as follows:

1.   Large Cap Value Fund

         Foreign (principal focus on ADRs).....up to 10%

         Lower Rated Bonds.....................up to (but not including)20%

         Securities Lending....................      30%

         Options * ............................      5%

* Investing in options is not a principal focus of any of the funds within this trust.



                 The date of this Supplement is March 30, 2001.